PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2021
PERSONNEL EXPENSES

12)       PERSONNEL EXPENSES

			R$ thousand
	Year ended December 31
	2021	2020	2019
Salaries	(10,080,147)	(9,280,777)	(9,768,305)
Benefits	(4,600,686)	(4,659,876)	(5,911,496)
Social security charges	(3,399,639)	(3,404,017)	(3,470,191)
Employee profit sharing	(1,843,861)	(1,533,955)	(1,803,545)
Training	(89,359)	(86,852)	(190,031)
Total	(20,013,692)	(18,965,477)	(21,143,568)